Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Intangible Asset, Goodwill and Other [Abstract]
Remaining six months	$ 789
Year I	1,510	$ 1,590
Year II	1,498	1,510
Year III	1,498	1,498
Year IV	1,454	1,498
Year V		1,454
Thereafter	5,969
Thereafter, Year V		5,969
Total	$ 12,718	$ 13,519	$ 15,211